TAXES ON INCOME (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net operating loss carryforwards amount	$ 50
Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate percentage	35.00%
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate percentage	21.00%
Ocean [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective income tax rate continuing operations	23.00%
Yetsira And Holdings [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net operating loss carryforwards amount	$ 765